Stockholders' Equity (Details Narrative) - USD ($)																				1 Months Ended	12 Months Ended
	Apr. 20, 2018	Apr. 04, 2018	Jan. 02, 2018	Dec. 19, 2017	Nov. 29, 2017	Nov. 27, 2017	Oct. 24, 2017	Oct. 10, 2017	May 25, 2017	Apr. 04, 2017	Mar. 28, 2017	Mar. 22, 2017	Mar. 15, 2017	Mar. 09, 2017	Feb. 28, 2017	Jun. 28, 2016	Jun. 08, 2016	Jun. 03, 2016	Jan. 19, 2015	Aug. 01, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018	Dec. 07, 2017	Mar. 16, 2017	Dec. 16, 2016	Apr. 19, 2015
Reverse stock split																						1-for-60
Common stock, shares outstanding																				16,095,929	363,043,769	16,095,929	372,337,169
Warrants exercise value																$ 91,765	$ 91,765					$ 91,765
Number of common stock shares issued for cashless exercise of warrants																68,750	68,750
Number of common stock shares issued																1,039,013	1,039,013
Number of common stock issued to convert estimated liability, value																$ 890,179	$ 890,179			$ 822,685		$ 1,712,864
Number of common stock issued to convert estimated liability																				12,146,820
Common stock, shares issued																				16,095,929	363,043,769	16,095,929	372,337,169
Common stock, shares authorized																					975,000,000	975,000,000	975,000,000
Preferred stock, shares issued																									1,160,941
Preferred stock, par value																					$ 0.001	$ 0.001	$ 0.001		$ 0.001
Common stock, par value																					$ 0.001	$ 0.001	$ 0.001
Series B Convertible Preferred Stock [Member]
Preferred stock, shares issued																					25,877	0	0
Conversion of Common stock, shares issued			5,175,400
Conversion of common stock, shares converted			25,877
Series B Convertible Preferred Stock [Member] | January 1 2018 [Member]
Number of common stock issued to convert estimated liability																					25,877
Common stock, shares issued																					5,175,400
Series C-1 Convertible Preferred Stock [Member]
Conversion of Common stock, shares issued	392,200	1,176,600
Conversion of common stock, shares converted	1,961	5,883
Series C-1 Convertible Preferred Stock 2 [Member]
Conversion of Common stock, shares issued		2,549,200
Conversion of common stock, shares converted		12,746
2017 Activities [Member]
Reverse stock split															one-for-60 reverse stock split
Warrants issued to purchase of shares of common stock				111,244,318									111,244,318
Number of common stock shares issued for cashless exercise of warrants				81,856,798									81,856,798
Number of common stock shares issued															4,370
2017 Activities [Member] | Series B Convertible Preferred Stock [Member]
Number of common stock issued to convert estimated liability											1,135,064										1,135,064
Common stock, shares issued											227,012,800										227,012,800
2017 Activities [Member] | Series C Convertible Preferred Stock [Member]
Number of common stock issued to convert estimated liability					79,368	79,368
Common stock, shares issued					15,873,600	15,873,600
2017 Activities [Member] | Series C-1 Convertible Preferred Stock [Member]
Number of common stock issued to convert estimated liability						14,706
Common stock, shares issued						2,941,200
Senior Notes and Junior Notes [Member]
Debt conversion price per share																										$ 0.0252
Senior Convertible Notes [Member]
Debt instrument principal amount														$ 868,897
Original issue discount percentage														5.00%
Notes interest rate percentage														10.00%
Debt maturity date														Sep. 16, 2016
Junior Convertible Notes [Member]
Debt instrument principal amount														$ 175,000
Original issue discount percentage														20.00%
Debt maturity date														Dec. 05, 2016
8% Convertible Notes [Member]
Debt instrument principal amount														$ 220,000
Debt maturity date														Jun. 06, 2017
Senior Warrants [Member]
Debt convertible into warrant, shares														97,423,579
Senior Warrants [Member] | Series B Convertible Preferred Stock [Member]
Number of common stock issued to convert estimated liability														845,631
Four Institutional Investors [Member] | Series C Convertible Preferred Stock [Member]
Preferred stock, shares issued									79,368
Proceeds from issuance of preferred stock									$ 1,000,000
Preferred stock convertible, value									$ 1,111,111
Subscription Agreement [Member]
Warrants issued to purchase of shares of common stock																					171,349,405					97,423,579
Number of common stock shares issued																					108,747,774
Subscription Agreement [Member] | Subscribers [Member]
Payment of offering																		$ 250,000
Percentage of beneficially own in excess of number of common stock shares outstanding																		4.99%
Subscription Agreement [Member] | Charles Allen and Michal Handerhan [Member]
Proceeds from equity or debt financing																		$ 1,000,000
Amendment Agreement [Member]
Proceeds from equity or debt financing																		$ 350,000
Percentage of remaining payment of gross proceeds from equity or debt financing																		10.00%
Exercise Agreement [Member]
Warrants issued to purchase of shares of common stock																			8,333
Warrants exercise value																			$ 27,500
Exercise Agreement [Member] | Investor [Member]
Warrants issued to purchase of shares of common stock																			38,750
January Agreement [Member]
Common stock, shares authorized														12,052,344
Number of warrant shares issued														30,130,861
Preferred stock, shares issued														210,919
April Agreement [Member]
Common stock, shares authorized														20,110,699
Number of warrant shares issued														28,154,980
Preferred stock, shares issued														104,391
Note Offer [Member]
Preferred stock, shares issued														1,160,941
January Offer [Member]
Preferred stock, shares issued														1,160,941
April Offer [Member]
Preferred stock, shares issued														1,160,941
January Agreement and April Agreement [Member]
Common stock, shares authorized																											14,517,352
Number of warrant shares issued																											112,782,487
CSC Agreement [Member]
Number of common stock shares issued												833,333
Number of common stock shares issued value												$ 61,667
Payment to acquire cash payment												$ 200,000
Settlement Agreement [Member] | RK Equity Advisors, LLC and Pickwick Capital Partners, LLC [Member]
Number of common stock issued to convert estimated liability, value										$ 10,000
Number of common stock issued to convert estimated liability										125,000
Debt conversion price per share										$ 0.10
Common stock, par value										$ 0.001
Securities Purchase Agreement [Member]
Proceeds from investments								$ 100,000
Securities Purchase Agreement [Member] | Series C-1 Convertible Preferred Stock [Member] | Series B Warrants [Member]
Proceeds from issuance of preferred stock								$ 750,000
Warrant price per share exceeds								$ 0.135
Equity price per share								$ 0.085
Proceeds from investments							$ 100,000
Securities Purchase Agreement [Member] | Series C-1 Convertible Preferred Stock [Member] | Series B Warrants [Member] | Bitcoin [Member]
Proceeds from issuance of preferred stock								$ 250,000
October 2017 Securities Purchase Agreement [Member]
Common stock, shares issued																								4,400,000
Maximum [Member]
Common stock, shares outstanding																						952,756,004
Minimum [Member]
Common stock, shares outstanding																						15,879,262
Minimum [Member] | Subscription Agreement [Member]
Proceeds from equity or debt financing																		$ 1,000,000
Percentage of remaining payment of gross proceeds from equity or debt financing																		20.00%